Risk/Return Detail Data - FidelitySeriesOpportunisticInsightsFund-PRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Contrafund
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Opportunistic Insights Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Opportunistic Insights Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	none
3 years	none
5 years	none
10 years	none
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company LLC (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.72%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.91%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund | Fidelity Series Opportunistic Insights Fund
Risk/Return:
2015	7.10%
2016	1.33%
2017	32.96%
2018	(1.87%)
2019	30.53%
2020	31.18%
2021	24.81%
2022	(25.73%)
2023	33.20%
2024	36.35%
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund | Return Before Taxes | Fidelity Series Opportunistic Insights Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	36.35%
Past 5 years	17.17%
Past 10 years	15.10%
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions | Fidelity Series Opportunistic Insights Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	34.40%
Past 5 years	14.45%
Past 10 years	12.66%
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions and Sales | Fidelity Series Opportunistic Insights Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	22.97%
Past 5 years	13.20%
Past 10 years	11.82%
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%